Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Net loss from continuing operations	$ (8,975)	$ (6,348)	$ (16,556)	$ (17,536)
Operating cash flows			18,121	$ 13,823
Accumulated deficit	1,098,874		1,098,874		$ 1,082,301
Working capital	$ 16,400		$ 16,400		$ 31,200